Options Expense (Narrative) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Options Expense
Aggregate options expense related to option grants recognized during period	$ 31,206	$ 525,703
Granted to three new directors, each 250,000 ten-year fully vested stock options	250,000
Aggregate relative fair value of the options	$ 31,206
Granted pursuant to the 2005 Stock Incentive Plan, to two directors of the Company each a ten-year stock option to purchase 500,000 shares of the Company's common stock, with the options vesting on the date of grant		500,000
Granted to two directors of the Company each a ten-year stock option to purchase 250,000 shares of the Company's common stock, with the options vesting on the date of grant		250,000
Granted to the controller a ten-year stock option to purchase shares of the Company's common stock, with the options vesting on the date of grant		250,000
Fair value of the options granted to the two directors and controller expensed as warrant and option costs during the period		$ 218,471
Granted to a consultant a ten-year stock option to purchase shares of the Company's common stock with the options vesting on the date of grant		500,000
Fair value of the options granted to the consultant expensed as warrant and option costs during the period		$ 73,158
Granted to a consultant a ten-year stock option to purchase shares of the Company's common stock with the options vesting equally over a nine-month period from the date of the grant		1,500,000
Fair value of the options granted to the consultant expensed as warrant and option costs during the period		$ 219,473
Exercise price of the options granted during the period		$ 0.15